Accrued Expenses and Other Payables (Tables)	12 Months Ended
Sep. 30, 2020
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables
	As of September 30,
	2019	2020
Other taxes payable(1)	$929,417	$3,502,262
Payroll payable	164,091	181,583
Others	23,658	72,812
Accrued expenses and other payables	$1,117,166	$3,756,657

(1)	The balance mainly represented the VAT payable.